UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2005

             Check here if Amendment [ ]; Amendment Number: ______

                       This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

          Name:                 Burgundy Asset Management Ltd.

          Address:              181 Bay Street,
                                Suite 4510, Bay Wellington Tower
                                Toronto, Ontario
                                M5J 2T3
          Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                Name:   James Meadows
                Title:  Vice President
                Phone:  (416) 861-2400


                     Signature, Place, and Date of Signing:



/s/ James Meadows             Toronto, Ontario, Canada      August 9, 2005
___________________           ________________________      ______________
    [Signature]                   [City, State]                 [Date]




Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total:  2,071,218
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE - JUNE 30, 2005



COLUMN 1                              COLUMN 2       COLUMN 3       COLUMN 4    COLUMN 5    COLUMN 6     COLUMN 7   COLUMN 8

                                      Title of                      Market      Total       Investment   Other      Voting
Name of Issuer                        Class          Cusip          Value       Shares      Decision     Managers   Authority
                                                                    (x$1000)
----------------------------------------------------------------------------------------------------------------------------------


Abercrombie & Fitch Co.               CL A           002896 20 7     40547      590210 SH    SOLE                     590210
ACE Cash Express Inc.                 COM            004403 10 1     25951     1015300 SH    SOLE                    1015300
Affiliated Computer Services Inc.     CL A           008190 10 0     57103     1117480 SH    SOLE                    1117480
Altria Group Inc.                     COM            02209S103       55992      865949 SH    SOLE                     865949
Apria Healthcare Group Inc.           COM            037933 10 8     29075      839360 SH    SOLE                     839360
AutoNation Inc.                       COM            05329W102        1004       48930 SH    SOLE                      48930
Belo Corp.                            COM SER A      080555 10 5       748       31195 SH    SOLE                      31195
Berkshire Hathaway Inc.               CL A           084670 10 8     33985         407 SH    SOLE                        407
Berkshire Hathaway Inc.               CL B           084670 20 7       843         303 SH    SOLE                        303
Bioscrip Inc.                         COM            09069N108       13687     2281220 SH    SOLE                    2281220
Boston Scientific Corporation         COM            101137 10 7     52345     1938700 SH    SOLE                    1938700
Briggs & Stratton Corporation         COM            109043 10 9     30033      867490 SH    SOLE                     867490
CEC Entertainment Inc.                COM            125137 10 9     20790      493940 SH    SOLE                     493940
Cardinal Health Inc.                  COM            14149Y108       83628     1452385 SH    SOLE                    1452385
Career Education Corporation          COM            141665 10 9       629       17180 SH    SOLE                      17180
Chattem Inc.                          COM            162456 10 7     13773      332670 SH    SOLE                     332670
COMCAST Corp                          CL A SPL       20030N200           0           2 SH    SOLE                          2
Corinthian Colleges Inc.              COM            218868 10 7     27850     2180870 SH    SOLE                    2180870
Digital Theater Systems Inc.          COM            23335C101       28463     1596352 SH    SOLE                    1596352
Deckers Outdoor Corporation           COM            243537 10 7     20312      825700 SH    SOLE                     825700
Dentsply International Inc.           COM            249030 10 7     22506      416770 SH    SOLE                     416770
Dollar Financial Corporation          COM            256664 10 3      4787      451200 SH    SOLE                     451200
E*TRADE Financial Corp.               COM            269246 10 4       986       70490 SH    SOLE                      70490
Federated Investors Inc.              CL B           314211 10 3       867       28900 SH    SOLE                      28900
Fidelity National Financial Inc.      COM            316326 10 7       692       19380 SH    SOLE                      19380
First Data Corporation                COM            319963 10 4     46650     1162192 SH    SOLE                    1162192
Furniture Brands International Inc.   COM            360921 10 0     29069     1345150 SH    SOLE                    1345150
Arthur J. Gallagher & Co.             COM            363576 10 9      3588      132250 SH    SOLE                     132250
Gannett Co., Inc.                     COM            364730 10 1     27195      382325 SH    SOLE                     382325
Gladstone Investment Corporation      COM            376546 10 7     15050     1000000 SH    SOLE                    1000000
Global Imaging Systems Inc.           COM            37934A100       36679     1151240 SH    SOLE                    1151240
Golden West Financial Corporation     COM            381317 10 6     50030      777100 SH    SOLE                     777100
Gray Television Inc.                  COM            389375 10 6      3313      274740 SH    SOLE                     274740
Greenfield Online Inc.                COM            395150 10 5     12576     1035100 SH    SOLE                    1035100
HCC Insurance Holdings Inc.           COM            404132 10 2     37976     1002800 SH    SOLE                    1002800
Home Depot Inc.                       COM            437076 10 2     52100     1339344 SH    SOLE                    1339344
Hudson City Bancorp Inc.              COM            443683 10 7     46367     4063700 SH    SOLE                    4063700
IVCI Corp.                            CL B           450704 10 1         0       10000 SH    SOLE                      10000
infoUSA Inc.                          COM            456818 30 1     41993     3589124 SH    SOLE                    3589124
Interactive Data Corporation          COM            45840J107       50446     2427620 SH    SOLE                    2427620
Interpublic Group of Companies, Inc.  COM            460690 10 0     44957     3691070 SH    SOLE                    3691070
Jackson Hewitt Tax Service Inc.       COM            468202 10 6     31210     1320240 SH    SOLE                    1320240
Johnson & Johnson                     COM            478160 10 4     49517      761796 SH    SOLE                     761796
K-Swiss Inc.                          CL A           482686 10 2     35122     1086024 SH    SOLE                    1086024
Laboratory Corporation of
    America Holdings                  COM            50540R409         863       17295 SH    SOLE                      17295
Liberty Media Corporation             COM SER A      530718 10 5     36841     3615360 SH    SOLE                    3615360
Liz Claiborne, Inc.                   COM            539320 10 1       867       21810 SH    SOLE                      21810
M&T Bank Corporation                  COM            55261F104       34044      323734 SH    SOLE                     323734
Macrovision Corporation               COM            555904 10 1     19932      884295 SH    SOLE                     884295
Marsh & McLennan Companies Inc.       COM            571748 10 2     81851     2954910 SH    SOLE                    2954910
McDonald's Corporation                COM            580135 10 1     37809     1362500 SH    SOLE                    1362500
Merck & Co. Inc.                      COM            589331 10 7      2039       66200 SH    SOLE                      66200
Merit Medical Systems Inc.            COM            589889 10 4     26249     1703400 SH    SOLE                    1703400
Metrologic Instruments Inc.           COM            591676 10 1     24680     1968100 SH    SOLE                    1968100
NBTY Inc.                             COM            628782 10 4     39497     1522615 SH    SOLE                    1522615
NCO Group Inc.                        COM            628858 10 2      1626       75187 SH    SOLE                      75187
Nokia Corp.                           SPONSORED ADR  654902 20 4      8979      539600 SH    SOLE                     539600
NU Skin Enterprises Inc.              CL A           67018T105       26328     1129950 SH    SOLE                    1129950
Nutraceutical International
    Corporation                       COM            67060Y101       15374     1151590 SH    SOLE                    1151590
OmniVision Technologies Inc.          COM            682128 10 3     15046     1107105 SH    SOLE                    1107105
Pfizer Inc.                           COM            717081 10 3     61613     2233977 SH    SOLE                    2233977
Price T. Rowe Group                   COM            74144T108          28         450 SH    SOLE                        450
Priority Healthcare Corporation       CL B           74264T102       22654      893290 SH    SOLE                     893290
Quest Diagnostics Incorporated        COM            74834L100       25080      470800 SH    SOLE                     470800
RC2 Corporation                       COM            749388 10 4     54321     1445860 SH    SOLE                    1445860
RLI Corp.                             COM            749607 10 7     20806      466495 SH    SOLE                     466495
Renal Care Group Inc.                 COM            759930 10 0        37         800 SH    SOLE                        800
Rent-A-Center Inc.                    COM            76009N100         484       20800 SH    SOLE                      20800
Rewards Network Inc.                  COM            761557 10 7     13667     2531000 SH    SOLE                    2531000
Safenet Inc.                          COM            78645R107       29452      864700 SH    SOLE                     864700
School Specialty Inc.                 COM            807863 10 5     27010      580853 SH    SOLE                     580853
E.W. Scripps Company                  CL A           811054 20 4     25008      512468 SH    SOLE                     512468
Select Comfort Corporation            COM            81616X103       15463      721570 SH    SOLE                     721570
Stratasys Inc.                        COM            862685 10 4     25141      769300 SH    SOLE                     769300
Tempur-Pedic International Inc.       COM            88023U101       17429      785780 SH    SOLE                     785780
3M Co.                                COM            88579Y101       19181      265300 SH    SOLE                     265300
Time Warner Inc.                      COM            887317 10 5     49618     2969369 SH    SOLE                    2969369
UST Inc.                              COM            902911 10 6       228        5000 SH    SOLE                       5000
United Auto Group Inc.                COM            909440 10 9     26391      885610 SH    SOLE                     885610
Wal-Mart Stores Inc.                  COM            931142 10 3     14142      293400 SH    SOLE                     293400
Wendy's International Inc.            COM            950590 10 9      1153       24195 SH    SOLE                      24195
Wright Express Corporation            COM            98233Q105       15925      862200 SH    SOLE                     862200
Wyeth                                 COM            983024 10 0     12482      280500 SH    SOLE                     280500
Yankee Candle Company Inc.            COM            984757 10 4     41446     1291165 SH    SOLE                    1291165




